Financial instruments and related disclosures - Summary of Anticipated contractual cash flows including interest payable for the Non-Derivative Financial liabilities on undiscounted basis (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	£ (1,207)	£ (1,008)
Non derivatives financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	(16,900)	(20,086)
Interest on debt	(5,446)	(6,322)
Lease liabilities	(1,207)	(1,008)
Finance charge on lease liabilities	(254)	(146)
Trade payables and other liabilities not in net debt	(22,571)	(23,553)
Total	(46,378)	(51,115)
Non derivatives financial liabilities | Not later than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	(2,660)	(3,786)
Interest on debt	(547)	(594)
Lease liabilities	(156)	(167)
Finance charge on lease liabilities	(41)	(25)
Trade payables and other liabilities not in net debt	(14,526)	(15,362)
Total	(17,930)	(19,934)
Non derivatives financial liabilities | Between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	(1,436)	(1,717)
Interest on debt	(507)	(570)
Lease liabilities	(214)	(201)
Finance charge on lease liabilities	(36)	(22)
Trade payables and other liabilities not in net debt	(1,469)	(1,097)
Total	(3,662)	(3,607)
Non derivatives financial liabilities | Between two and three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	(1,477)	(1,496)
Interest on debt	(466)	(531)
Lease liabilities	(134)	(127)
Finance charge on lease liabilities	(31)	(19)
Trade payables and other liabilities not in net debt	(1,150)	(1,034)
Total	(3,258)	(3,207)
Non derivatives financial liabilities | Between three and four years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	(742)	(1,508)
Interest on debt	(449)	(489)
Lease liabilities	(114)	(97)
Finance charge on lease liabilities	(27)	(15)
Trade payables and other liabilities not in net debt	(1,406)	(1,277)
Total	(2,738)	(3,386)
Non derivatives financial liabilities | Between four and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	(2,359)	(751)
Interest on debt	(399)	(472)
Lease liabilities	(88)	(80)
Finance charge on lease liabilities	(23)	(13)
Trade payables and other liabilities not in net debt	(940)	(1,008)
Total	(3,809)	(2,324)
Non derivatives financial liabilities | Between five and ten years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	(3,054)	(4,765)
Interest on debt	(1,611)	(1,810)
Lease liabilities	(325)	(201)
Finance charge on lease liabilities	(75)	(41)
Trade payables and other liabilities not in net debt	(2,037)	(2,641)
Total	(7,102)	(9,458)
Non derivatives financial liabilities | Greater than ten years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	(5,172)	(6,063)
Interest on debt	(1,467)	(1,856)
Lease liabilities	(176)	(135)
Finance charge on lease liabilities	(21)	(11)
Trade payables and other liabilities not in net debt	(1,043)	(1,134)
Total	£ (7,879)	£ (9,199)